CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balances at Dec. 31, 2010	$ 85,478,638	$ 2,255	$ 52,581,098	$ 32,936,819	$ (41,534)
Balances (in shares) at Dec. 31, 2010		22,544,064
Incentive shares issued for 2010 net income target treated as dividend	0	1,205	0	(1,205)	0
Incentive shares issued for 2010 net income target treated as dividend (in shares)		12,050,000
Incentive shares issued for filing of 2010 Form 20-F treated as dividend	0	421	0	(421)	0
Incentive shares issued for filing of 2010 Form 20-F treated as dividend (in shares)		4,210,000
Dividend paid	(3,880,406)	0	0	(3,880,406)	0
Net income	77,253,510	0	0	77,253,510	0
Foreign currency translation adjustment	(64,634)	0	0	0	(64,634)
Balances at Dec. 31, 2011	158,787,108	3,881	52,581,098	106,308,297	(106,168)
Balances (in shares) at Dec. 31, 2011		38,804,064
Incentive shares issued for AGRL's 2011 net income target treated as dividend	0	310	17,976,841	(17,977,151)	0
Incentive shares issued for AGRL's 2011 net income target treated as dividend (in shares)		3,103,000
Incentive shares issued for King's Gaming 2011 net income target	3,057,600	52	3,057,548	0	0
Incentive shares issued for King's Gaming 2011 net income target (in shares)		520,000
Ordinary shares repurchased and retired	(4,290,690)	(130)	(4,290,560)	0	0
Ordinary shares repurchased and retired (in shares)		(1,300,247)
Director shares issued for compensation	346,000	5	345,995	0	0
Director shares issued for compensation (in shares)		50,400
Dividend paid	(12,622,128)	0	0	(12,622,128)	0
Net income	70,119,242	0	0	70,119,242	0
Foreign currency translation adjustment	669,109	0	0	0	669,109
Balances at Dec. 31, 2012	216,066,241	4,118	69,670,922	145,828,260	562,941
Balances (in shares) at Dec. 31, 2012		41,177,217
Ordinary shares repurchased and retired	(5,024,760)	(146)	(5,024,614)	0	0
Ordinary shares repurchased and retired (in shares)		(1,458,953)
Ordinary shares issued for cash at $3.00 per share- rights offering	29,354,850	978	29,353,872	0	0
Ordinary shares issued for cash at $3.00 per share- rights offering (in shares)		9,784,950
Ordinary shares issued for repayment of shareholders loan	34,197,930	974	34,196,956	0	0
Ordinary shares issued for repayment of shareholders loan (in shares)		9,743,000
Rights offering costs for issuance of ordinary shares	(2,067,809)	0	(2,067,809)	0	0
Director shares issued for compensation	200,000	6	199,994	0	0
Director shares issued for compensation (in shares)		60,610
Dividend paid	(8,945,377)	0	0	(8,945,377)	0
Net income	5,387,502	0	0	5,387,502	0
Foreign currency translation adjustment	(76,610)	0	0	0	(76,610)
Balances at Dec. 31, 2013	$ 269,091,967	$ 5,930	$ 126,329,321	$ 142,270,385	$ 486,331
Balances (in shares) at Dec. 31, 2013		59,306,824